Segment Reporting - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail) (Customer Concentration Risk [Member], E. ON [Member], Sales Revenue, Net [Member])	12 Months Ended
Dec. 31, 2014
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	12.00%
Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	10.00%